Cash and Cash Equivalents - Tabular Disclosure of Cash and Cash Equivalents (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Cash And Cash Equivalents [Abstract]
Checking accounts held at local banks	S/ 129,389	S/ 91,903	S/ 80,163
Checking accounts held at foreign banks	145,063	125,921	145,984
Overnight term deposits held at local banks	5,174	2,615	1,253
Overnight term deposits held at foreign banks	S/ 27,276	S/ 14,930	S/ 13,093